RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Shareholders' equity under the rules of the Argentine Central Bank (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	$ 23,435,395	$ 26,102,395	$ 31,215,315	$ 18,538,127
Capital stock [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	456,722	456,722	456,722	363,777
Paid-in capital [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	24,360,438	24,359,953	24,360,624	10,481,557
Legal reserve [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	140,517	140,517	111,921	76,599
Other reserves [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	10,320,324	8,239,030	4,893,538	$ 3,012,409
Other comprehensive income [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	395,630	$ 443,331	$ 72,100
Argentine Central Bank [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	21,680,037
Argentine Central Bank [member] | Capital stock [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	456,722
Argentine Central Bank [member] | Paid-in capital [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	8,997,297
Argentine Central Bank [member] | Legal reserve [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	91,344
Argentine Central Bank [member] | Other reserves [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	6,708,810
Argentine Central Bank [member] | Other comprehensive income [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	1,167,932
Argentine Central Bank [member] | Net Income [Member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	$ 4,257,932